2. BASIS OF PREPARATION AND PRESENTATION OF THE CONSOLIDATED FINANCIAL STATEMENTS (Details 4)	12 Months Ended
Dec. 31, 2018
Patents, trademark rights | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	5 years
Patents, trademark rights | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	15years
IT Software | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	3 years
IT Software | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	8 years
Domains | Minimum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	3 years
Domains | Maximum
Disclosure of detailed information about intangible assets [line items]
Useful life per class of intangible asset	10 years